SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 18, 2022	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Aug. 27, 2021
Subsequent Events | Membership interest purchase agreement | Sunnyside, LLC
Subsequent Event [Line Items]
Value of shares of common stock transferred	2,500,000	2,500,000	2,500,000	7,500,000
Round off value of Volume-Weighted Average				$ 0.0001
Trading day period				30 days
Volume-Weighted Average	$ 1.59	$ 1.59	$ 1.59	$ 1.59	$ 1.59	$ 1.59
Membership interests acquired in cash				$ 34,000,000.0
Contingent consideration				20,000,000.0
Escrow deposit				$ 2,000,000.0
Oasis Note
Subsequent Event [Line Items]
Interest rate							6.00%	6.00%
Face value							$ 5,265,000	$ 5,265,000
Total purchase price								$ 5,000,000
Debt instrument term							18 months
Oasis Note | Subsequent Events
Subsequent Event [Line Items]
Outstanding principal and accrued and unpaid interest of convertible debt converted						$ 482,646
Number of shares resulting from conversion						473,901
First Fire Note | Subsequent Events
Subsequent Event [Line Items]
Outstanding principal and accrued and unpaid interest of convertible debt converted					$ 406,112
Number of shares resulting from conversion					400,000